10. Commitments and Contingencies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Rent and real estate expense	$ 869,800	$ 736,700